Financial instruments - Additional information (Details) $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Contingent amount	$ 1,100
Purchase of time deposits	$ (100)	$ 0
Maturity term	6 months
Time deposits	$ 101		$ 80
Non-current financial assets at fair value	768		768
Collateral amount	420
Measured at amortized cost or cost | Long-term note receivable and other financial assets
Disclosure of detailed information about borrowings [line items]
Financial assets	200
Non-current financial assets at fair value	199
Current financial assets at fair value	$ 1
Minimum
Disclosure of detailed information about borrowings [line items]
Probability of success, contingent consideration	0
Maximum
Disclosure of detailed information about borrowings [line items]
Probability of success, contingent consideration	0.95
Non-current contingent consideration liabilities | Level 3
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value and amortized cost	$ 73	110	169	$ 96
Adjustments for changes in assumptions	103	$ 0
Senior Notes Due 2026, 2028, 2029, 2030, 2032, 2049 and 2052
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	4,384		4,466
Senior Notes Due 2026, 2028, 2029, 2030, 2032, 2049 and 2052 | Measured at amortized cost or cost
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value and amortized cost	$ 4,595		$ 4,608